Cash Distributions and Earnings/ (Losses) per unit	12 Months Ended
Dec. 31, 2016
Cash Distributions And Earnings Per Unit [Abstract]
Cash Distributions and earnings/ (losses) per unit
NOTE 14: CASH DISTRIBUTIONS AND EARNINGS/ (LOSSES) PER UNIT
The partnership agreement of Navios Midstream requires that all available cash is distributed quarterly, after deducting expenses, including estimated maintenance and replacement capital expenditures and reserves. Distributions may be restricted by, among other things, the provisions of existing and future indebtedness, applicable partnership and limited liability company laws and other laws and regulations. The amount of the minimum quarterly distribution is $0.4125 per unit or $1.65 per unit per year and is made in the following manner:

•	First, 98% to the holders of common units and 2% to the General Partner until each common unit has received a minimum quarterly distribution of $0.4125 plus any arrearages from previous quarters;

•	Second, 98% to the holders of subordinated units and 2% to the General Partner until each subordinated unit has received a minimum quarterly distribution of $0.4125; and

•	Third, 98% to all unitholders, pro rata, and 2% to General Partner, until each unit has received an aggregate amount of $0.4744.

Thereafter there are incentive distribution rights held by the General Partner, which are analyzed as follows:

	Total Quarterly Distribution Total Amount		Marginal Percentage Interest in Distributions
			Common and subordinated Unitholders	General Partner	Holders of IDRs
Minimum Quarterly Distribution		$0.4125	98.0%	2.0%	0%
First Target Distribution	up to $	0.4744	98.0%	2.0%	0%
Second Target Distribution	above $ up to $	0.4744 0.5156	85.0%	2.0%	13.0%
Third Target Distribution	above $ up to $	0.5156 0.6188	75.0%	2.0%	23.0%
Thereafter	above $	0.6188	50.0%	2.0%	48.0%

On January 23, 2015, the Board of Directors of Navios Midstream authorized its quarterly cash distribution for the period November 18, 2014 to December 31, 2014 of $0.1973 per unit. The distribution was paid on February 12, 2015 to all holders of record of common and general partner units on February 9, 2015. The aggregate amount of the declared distribution was $3,761.
On April 24, 2015, the Board of Directors of Navios Midstream authorized its quarterly cash distribution for the three month period ended March 31, 2015 of $0.4125 per unit. The distribution was paid on May 12, 2015 to all holders of record of common, subordinated and general partner units on May 6, 2015. The aggregate amount of the distribution paid was $7,865.
On July 22, 2015, the Board of Directors of Navios Midstream authorized its quarterly cash distribution for the three month period ended June 30, 2015 of $0.4125 per unit. The distribution was paid on August 12, 2015 to all holders of record of common, subordinated, Series A Units and general partner units on August 6, 2015. The aggregate amount of the distribution paid was $8,536.
On October 19, 2015, the Board of Directors of Navios Midstream authorized its quarterly cash distribution for the three month period ended September 30, 2015 of $0.4225 per unit. The distribution was paid on November 13, 2015 to all holders of record of common units, subordinated units, subordinated Series A units and general partner units on November 11, 2015. The aggregate amount of the distribution paid was $8,742.
On January 22, 2016, the Board of Directors authorized its quarterly cash distribution for the three month period ended December 31, 2015 of $0.4225 per unit. The distribution was paid on February 12, 2016 to all holders of record of common, subordinated, subordinated Series A units and general partner units on February 9, 2016. The aggregate amount of the distribution paid was $8,742.
On April 21, 2016, the Board of Directors of Navios Midstream authorized its quarterly cash distribution for the three month period ended March 31, 2016 of $0.4225 per unit. The distribution was paid on May 12, 2016 to all holders of record of common, subordinated, subordinated Series A units and general partner units on May 6, 2016. The aggregate amount of the distribution paid was $8,742.
On July 21, 2016, the Board of Directors of Navios Midstream authorized its quarterly cash distribution for the three month period ended June 30, 2016 of $0.4225 per unit. The distribution was paid on August 12, 2016 to all holders of record of common, subordinated, subordinated Series A units and general partner units on August 10, 2016. The aggregate amount of the distribution paid was $8,811.
On October 17, 2016, the Board of Directors of Navios Midstream authorized its quarterly cash distribution for the three month period ended September 30, 2016 of $0.4225 per unit. The distribution was paid on November 10, 2016 to all holders of record of common, subordinated, subordinated Series A units and general partner units on November 8, 2016. The aggregate amount of the distribution paid was $8,885.
For the period subsequent to the IPO, Navios Midstream calculates earnings per unit by allocating reported net income for each period to each class of units based on the distribution waterfall for available cash specified in Navios Midstream's partnership agreement, net of the unallocated earnings. Basic earnings per unit are determined by dividing net income by the weighted average number of units outstanding during the period. Basic and diluted net earnings per unit are the same because the Company does not have any potentially dilutive units outstanding for the period presented.
In determining earnings per unit, the net loss for the period prior to the IPO, has been allocated to the general partner.
Net loss per unit undistributed is determined by taking the distributions in excess of net income and allocating between common units, subordinated units and general partner units on a 98%-2% basis.

The calculations of the basic and diluted earnings per unit are presented below.

	Year ended December 31, 2016	Year ended December 31, 2015	Year ended December 31, 2014
Net income attributable to Navios Maritime Midstream Partners L.P. subsequent to initial public offering and limited partners' interest in net income:	$24,890	$27,072	$2,551
Earnings attributable to:
Common unit holders	$11,306	$12,465	$1,250
Subordinated unit holders Series A	$1,906	$1,598	$—
Subordinated unit holders	$11,186	$12,465	$1,250
General Partner	$492	$544	$51
Weighted average units outstanding (basic and diluted)
Common units	9,457,455	9,342,692	9,342,692
Subordinated units Series A	1,592,920	859,740	—
Subordinated units	9,342,692	9,342,692	9,342,692
General Partner	415,286	398,880	381,334
Earnings per unit (basic and diluted):
Common unit holders	$1.19	$1.33	$0.13
Subordinated unit holders Series A	$1.20	$1.86	$—
Subordinated unit holders	$1.19	$1.33	$0.13
General Partner	$1.19	$1.36	$0.13
Earnings per unit-distributed (basic and diluted):
Common unit holders	$1.69	$1.67	$0.20
Subordinated unit holders Series A	$1.69	$2.33	$—
Subordinated unit holders	$1.69	$1.67	$0.20
General Partner	$1.69	$1.70	$0.20
(Losses) per unit-undistributed (basic and diluted):
Common unit holders	$(0.50)	$(0.34)	$(0.07)
Subordinated unit holders Series A	$(0.49)	$(0.47)	$—
Subordinated unit holders	$(0.50)	$(0.34)	$(0.07)
General Partner	$(0.50)	$(0.34)	$(0.07)